Filed with the U.S. Securities and Exchange Commission on June 10, 2020

1933 Act Registration File No. 333-197427
1940 Act File No. 811-22980

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	34	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	35	[	X	]
(Check appropriate box or boxes.)

 ANGEL OAK FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
3344 Peachtree Road NE, Suite 1725
Atlanta, Georgia 30326
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (404) 953-4900

Dory S. Black, Esq., President
c/o Angel Oak Capital Advisors, LLC 3344 Peachtree Road NE, Suite 1725
Atlanta, GA 30326
(Name and Address of Agent for Service)
Copy to:

Douglas P. Dick
Stephen T. Cohen
Dechert LLP
1900 K Street NW
Washington, DC 20006

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 34 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 33 on Form N-1A filed May 29, 2020 and effective May 31, 2020.  This PEA No. 34 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 33 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Atlanta and the State of Georgia on June 10, 2020.

Angel Oak Funds Trust

By:    /s/ Dory S. Black
Dory S. Black
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated as of June 10, 2020.

Signature	Title

/s/ Alvin R. Albe, Jr.*	Trustee
Alvin R. Albe, Jr.

/s/ Ira P. Cohen*	Trustee
Ira P. Cohen

/s/ Keith M. Schappert*	Trustee
Keith M. Schappert

/s/ Andrea N. Mullins*	Trustee
Andrea N. Mullins

/s/ Sreeniwas V. Prabhu*	Trustee
Sreeniwas V. Prabhu

/s/ Samuel R. Dunlap, III*	Trustee
Samuel R. Dunlap, III

/s/ Dory S. Black	President and Principal Executive Officer
Dory S. Black

/s/ Daniel Fazioli	Treasurer, Principal Financial Officer and Principal Accounting Officer
Daniel Fazioli

*By: /s/ Dory S. Black Dory S. Black Attorney-in-Fact pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE